CONSOLIDATED STATEMENTS OF PROFIT OR LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 460,460	$ 455,839	$ 210,682
Cost of sales
Voyage expenses	(91,104)	(96,964)	(81,840)
Vessel operating costs	(46,901)	(43,958)	(37,968)
Charter hire costs	(58,926)	(75,381)	(34,369)
Depreciation of ships, drydocking and plant and equipment– owned assets	(30,498)	(25,866)	(22,003)
Depreciation of ships and ship equipment – right-of-use assets	(35,676)	(34,898)	(24,674)
Other expenses	(696)	(1,875)	(398)
Cost of ship sale	(29,897)	0	(5,375)
Gross profit	166,762	176,897	4,055
Other operating income (expense)	341	3,849	(293)
Administrative expense	(48,069)	(36,089)	(21,435)
Share of losses of joint ventures	(5)	(31)	(2,476)
Interest income	2,228	201	467
Interest expense	(17,133)	(12,298)	(15,106)
Profit (loss) before taxation	104,124	132,529	(34,788)
Income tax (expense) benefit	(757)	118	(189)
Profit (loss) for the year from continuing operations	103,367	132,647	(34,977)
Loss for the year from discontinued operation	0	(3,165)	(6,123)
Profit (loss) for the year	103,367	129,482	(41,100)
Profit (loss) for the year attributable to:
Owners of the Company	103,367	118,925	(38,795)
Non-controlling interests	0	10,557	(2,305)
Profit (loss) for the year	$ 103,367	$ 129,482	$ (41,100)
Earnings (loss) per share attributable to the owners of the Company:
Basic	$ 5.45	$ 6.21	$ (2.05)
Diluted	5.45	5.94	(2.05)
From continuing operations - Basic	5.45	6.38	(1.72)
From continuing operations - Diluted	$ 5.45	$ 6.1	$ (1.72)
Continue Operations [Member]
Profit (loss) for the year attributable to:
Owners of the Company	$ 103,367	$ 122,090	$ (32,672)
Discontinued operations [member]
Profit (loss) for the year attributable to:
Owners of the Company	$ 0	$ (3,165)	$ (6,123)